LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands	Dec. 29, 2024	Dec. 31, 2023	May 26, 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 11)	$ 1,235,870	$ 685,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 11)	300,000
Term Loan, Interest At Variable U.S. Interest Rate, Payable Monthly
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 11)	$ 300,000	$ 300,000	$ 300,000
Delayed Draw Term Loan
Disclosure of detailed information about borrowings [line items]
Term of debt			1 year